4. STOCKHOLDERS' EQUITY (June 2019 Note) (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Share-based Payment Arrangement [Abstract]
Schedule of stock-based compensation expense

The following table summarizes stock-based compensation expense for the three and nine months ended March 31, 2020 and 2019:

	Three Months Ended March 31,		Nine Months Ended March 31,
	2020	2019	2020	2019
Cost of Goods Sold	$11,233	$–	$33,699	$–
Research and Development	21,346	2,411	46,714	7,233
Selling, General and Administrative	42,988	480	346,365	348,870
Stock Based Compensation Expense	$75,567	$2,891	$426,778	$356,103

	2019	2018
Cost of Goods Sold	$11,233	$8,669
Research and Development Expenses	20,398	15,423
Selling, General and Administrative Expenses	231,695	28,249
Stock Based Compensation Expense	$263,326	$52,341

Assumptions for fair value of options granted
Year Ended
June 30, 2019
Assumptions:
Option life	5.3 years
Risk-free interest rate	3.0%
Stock volatility	133%
Dividend yield	0
Weighted average fair value of grants	$0.70

Stock option activity

The following tables summarize stock option activity for the nine months ended March 31, 2020:

	Options Outstanding
	Number of Shares	Weighted Average Exercise Price	Weighted Average Contractual Life
Outstanding at June 30, 2019	1,819,500	$0.87	7.05 years
Granted	315,000
Exercised	(47,500)
Expired or Cancelled	(14,200)
Outstanding at March 31, 2020	2,072,800	$0.95	6.82 years

	Options Outstanding
	Number of Shares	Weighted Average Exercise Price	Weighted Average Contractual Life
Outstanding at July 1, 2017	1,078,400	$0.78	7.01 years
Grants	40,000	$0.61
Cancellations	(62,700)	$0.99
Outstanding at June 30, 2018	1,055,700	$0.76	6.13 years
Grants	831,000	$0.99
Exercised	(64,500)	$0.75
Cancellations	(2,700)	$0.86
Outstanding at June 30, 2019	1,819,500	$0.87	7.05 years

Stock options outstanding by exercise price ranges

Information related to the stock options outstanding as of March 31, 2020 is as follows:

Range of Exercise Prices	Number of Shares	Weighted- Average Remaining Contractual Life (years)	Weighted- Average Exercise Price	Exercisable Number of Shares	Exercisable Weighted- Average Exercise Price
$0.27	40,000	1.29	$0.27	40,000	$0.27
$0.48	60,000	6.00	$0.48	60,000	$0.48
$0.50	100,000	5.22	$0.50	100,000	$0.50
$0.55	44,000	3.96	$0.55	44,000	$0.55
$0.70	100,000	8.35	$0.70	100,000	$0.70
$0.73	786,000	6.56	$0.73	786,000	$0.73
$0.85	6,000	2.76	$0.85	6,000	$0.85
$0.90	36,000	4.19	$0.90	36,000	$0.90
$1.20	207,800	1.92	$1.20	207,800	$1.20
$1.25	45,000	1.25	$1.25	-	$-
$1.30	478,000	9.20	$1.30	-	$-
$1.42	100,000	9.45	$1.42	-	$-
$1.50	70,000	9.96	$1.50	70,000	$1.50
$0.27–$1.50	2,072,800	6.82	$0.95	1,449,800	$0.79

Range of Exercise Prices	Number of Shares	Weighted- Average Remaining Contractual Life (years)	Weighted- Average Exercise Price	Exercisable Number of Shares	Exercisable Weighted- Average Exercise Price
$0.27	40,000	2.04	$0.27	40,000	$0.27
$0.40	15,000	7.83	$0.40	10,000	$0.40
$0.48	60,000	6.75	$0.48	60,000	$0.48
$0.50	100,000	5.98	$0.50	100,000	$0.50
$0.55	46,500	4.60	$0.55	41,500	$0.55
$0.64	25,000	8.37	$0.64	15,000	$0.64
$0.70	100,000	9.10	$0.70	100,000	$0.70
$0.73	801,000	7.29	$0.73	631,500	$0.73
$0.85	6,000	3.51	$0.85	6,000	$0.85
$0.90	6,000	4.51	$0.90	6,000	$0.90
$0.95	30,000	5.03	$0.95	30,000	$0.95
$1.20	207,800	2.67	$1.20	207,800	$1.20
$1.30	381,000	9.89	$1.30	0	$1.30
$1.35	1,200	0.40	$1.35	1,200	$1.35
$0.27–1.35	1,819,500	7.09	$0.87	1,249,000	$0.87